Provisions - Sensitivity to Changes in Actuarial Assumptions on Discounted Obligation of Telefónica Brazil Plan (Details) - Brazil - Foreign defined benefit plans € in Millions	Dec. 31, 2022 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 622
Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 594
Percentage of possible increase in actuarial assumption	0.50%
Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 653
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 622
Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 659
Percentage of possible increase in actuarial assumption	1.00%
Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 592
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Pension plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 354
Pension plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	341
Pension plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	367
Pension plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	354
Pension plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	354
Pension plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	354
Health plans | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	268
Health plans | Discount rate | Present value of the obligation by increasing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	253
Health plans | Discount rate | Present value of the obligation by reducing the discount rate by 0.5%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	286
Health plans | Growth rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	268
Health plans | Growth rate | Present value of the obligation by increasing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	305
Health plans | Growth rate | Present value of the obligation by reducing the rate by 1%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, at present value	€ 238